Pension and other post-retirement benefits (Tables)	6 Months Ended
Jun. 30, 2021
Components of total pension costs
Components of net periodic benefit costs
in	2Q21	1Q21	2Q20	6M21	6M20
Net periodic benefit costs/(credits) (CHF million)
Service costs on benefit obligation	60	60	55	120	109
Interest costs on benefit obligation	15	15	23	30	47
Expected return on plan assets	(120)	(123)	(109)	(243)	(219)
Amortization of recognized prior service cost/(credit)	(31)	(29)	(41)	(60)	(83)
Amortization of recognized actuarial losses	93	93	87	186	174
Settlement losses/(gains)	2	(10)	2	(8)	5
Curtailment losses/(gains)	2	(1)	0	1	0
Special termination benefits	3	10	0	13	3
Net periodic benefit costs	24	15	17	39	36
Service costs on benefit obligation are reflected in compensation and benefits. Other components of net periodic benefit costs are reflected in general and administrative expenses or, except for 2Q20 and 6M20, in restructuring expenses.

Bank
Components of total pension costs
Components of net periodic benefit costs
in	6M21	6M20
Net periodic benefit costs/(credits) (CHF million)
Service costs on benefit obligation	7	8
Interest costs on benefit obligation	25	37
Expected return on plan assets	(34)	(44)
Amortization of recognized prior service cost/(credit)	1	1
Amortization of recognized actuarial losses	8	7
Settlement losses/(gains)	(10)	0
Net periodic benefit costs	(3)	9
Service costs on benefit obligation are reflected in compensation and benefits. Other components of net periodic benefit costs are reflected in general and administrative expenses.